Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	Ziv Haft
Auditor Firm ID	1185
Auditor Location	Tel Aviv, Israel
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of financial position of Formula Systems (1985) Ltd. (the Company) as of December 31, 2025 and 2024, and the related consolidated statements of profit or loss, comprehensive income, changes in equity and cash flows for the years then ended, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, based on our audit and the audit report of Kost Forer Gabbay & Kasierer for 2024 the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for the years then ended, in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”).

We also have audited the adjustments to the 2023 financial statements to retrospectively apply the change in accounting to present the Sapiens disposal group as a discontinued operation, as discussed in Note 13 to the financial statements. In our opinion, such adjustments are appropriate and have been properly applied. We were not engaged to audit, review, or apply any procedures to the 2023 financial statements of the Company other than with respect to the adjustments and, accordingly, we do not express an opinion or any other form of assurance on the 2023 financial statements taken as a whole.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the Company’s internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control – Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO) and our report, dated May 13, 2026 expressed an unqualified opinion thereon.

We did not audit the consolidated financial statements of Sapiens International Corporation N.V., a subsidiary of the Company for the year ended December 31, 2024. The consolidated financial statements of Sapiens International Corporation N.V. were prepared in accordance with accounting principles generally accepted in the United States of America and the adjustments to conform those consolidated financial statements to IFRS Accounting Standards were audited by Kost Forer Gabbay & Kasierer , whose report has been furnished to us, and our opinion, insofar as it relates to the amounts included for Sapiens International Corporation N.V., under IFRS Accounting Standards is based solely on the report of Kost Forer Gabbay & Kasierer. The consolidated financial statements of Sapiens International Corporation N.V. under IFRS Accounting Standards reflect total assets of 23% of the related consolidated total assets as of December 31, 2024, and total revenues constituting 20%, of the consolidated total revenues for the year ended December 31, 2024.